Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

9 Income taxes

Current taxes

Current tax comprises expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.

The current income tax charge is calculated using enacted or substantively enacted tax rates at the end of the reporting period in the countries where the Company’s subsidiaries operate and generate taxable income Management periodically evaluates positions taken in which applicable tax regulation is subject to interpretation and recognizes an accrual, if needed, for probable payments of income tax.

The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

Management analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Group. Regarding the known uncertain tax positions, management reviewed the corresponding legal opinions and jurisprudence and recognized an accrual for such matters. Periodically, the Group assesses the tax positions assumed in which there are uncertainties about the adopted tax treatment and, if needed and applicable, recognizes a provision.

Deferred taxes

Deferred income tax is recognized using the asset and liability method, for temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be utilized. Such reductions are reversed when the probability of future taxable profits improves.

Deferred tax assets and liabilities are presented net in the statement of financial position when there is a legally enforceable right to offset current tax assets against liabilities and when they are related to income taxes levied by the same taxation authority on the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Foreign subsidiaries’ income before taxes, except for the foreign exchange, is taxed in Brazil at the statutory nominal rate of 34%. Income tax paid by a foreign subsidiary can be deducted up to the amount of tax payable in Brazil in relation to the foreign income.

The Group’s tax calculations relate to uncertainties due to judgment used to calculate tax liabilities in the application of complex and evolving tax regulations across the tax jurisdictions where it operates. Additionally, judgment is required to determine the appropriate tax treatment for certain significant transactions and restructurings in the Group. The Group analysis of unrecognized deferred tax assets contains uncertainties based on judgment used to apply the more likely than not recognition and measurement thresholds.

Changes in tax laws and rates might impact recorded deferred tax assets and liabilities in the future. However, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the tax liabilities or a change in the effective tax rate in a given financial statement period could be materially impacted. An unfavorable tax settlement would require an outflow of the Group´s cash and generally result in an increase in the effective tax rate in the period of resolution. A favorable tax settlement would generally be recognized as a reduction in the effective tax rate in the period of resolution.

	December 31, 2023	December 31, 2022
Deferred income taxes assets	774,861	605,880
Deferred income taxes liabilities	(1,360,257)	(1,363,072)
	(585,396)	(757,192)

Realization of deferred income tax and social contribution

Deferred tax assets arising from temporary differences will be realized as they are settled or realized. The period of settlement or realization of such differences is imprecise and is linked to several factors that are not under the control of the Group.

In estimating the realization of deferred tax assets, constituted on tax losses and negative basis of social contribution, the Group considers its adjusted budget and strategic plan, based on estimates of the main tax additions and exclusions. Based on this estimate, the Group believes that it is probable that these deferred tax credits will be realized.

a.      Composition of deferred tax income and social contribution

a.1    The current balance of benefits related to the tax effects of accumulated tax losses and negative social contribution bases unrecognized by subsidiaries as of December 31, 2023, was US$786,180 (US$616,136 as of December 31, 2022). These amounts originate from companies that do not have a history of profitability or sufficient future profit projections to support their recognition.

	Balance at January 1, 2023	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2023
Tax losses and negative basis of social contribution	649,164	154,719	36,289	—	840,172
Expected credit losses on trade accounts receivable	31,572	4,869	1,645	—	38,086
Provisions for contingencies	94,153	(19,037)	3,724	—	78,840
Present value adjustment	11,326	(4,401)	723	—	7,648
Tax credits	13,196	10,480	(19)	28	23,685
Labor accident accruals	6,139	1,788	—	—	7,927
Pension plan	10,485	3,700	(17)	(2,212)	11,956
Trade accounts payable accrual	284,235	(12,388)	5,665	—	277,512
Non-deductible interest	76,563	135,394	1	—	211,958
Right of use assets	22,583	1,848	986	—	25,417
Other temporary differences – assets	141,120	(16,514)	(6,167)	5,955	124,394
Goodwill amortization	(785,958)	(11,163)	(54,719)	—	(851,840)
Present value adjustment – Trade accounts payable	(8,105)	2,595	(554)	—	(6,064)
Business combinations	(441,428)	(16)	(2,806)	—	(444,250)
Inventory valuation	(109,703)	(97,383)	1	—	(207,085)
Hedge operations	8,209	(32,815)	(85)	(673)	(25,364)
Realization of other reserves	(110,379)	3,223	(8,484)	—	(115,640)
Accelerated depreciation and amortization	(586,839)	72,554	—	—	(514,285)
Other temporary differences – liabilities	(63,525)	—	(4,938)	—	(68,463)
Deferred taxes, net	(757,192)	197,453	(28,755)	3,098	(585,396)
	Balance at January 1, 2022	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2022
Tax losses and negative basis of social contribution	431,501	200,298	16,863	502	649,164
Expected credit losses on trade accounts receivable	26,259	3,903	1,410	—	31,572
Provisions for contingencies	97,506	(9,963)	6,610	—	94,153
Present value adjustment	8,165	2,625	536	—	11,326
Tax credits	13,438	(225)	36	(53)	13,196
Rules for Animal Farming – Foreign Subsidiaries	7,815	—	(7,815)	—	—
Labor accident accruals	39,203	(33,065)	1	—	6,139
Pension plan	21,677	(5,487)	17	(5,722)	10,485
Trade accounts payable accrual	257,023	17,101	10,111	—	284,235
Non-deductible interest	5,894	70,669	—	—	76,563
Right of use assets	6,072	16,077	434	—	22,583
Other Active Temporary Differences	53,439	85,724	1,702	255	141,120
Goodwill amortization	(705,645)	(36,002)	(44,311)	—	(785,958)
Present value adjustment – Trade accounts payable	(6,015)	(1,716)	(374)	—	(8,105)
Business combinations	(473,415)	43,905	(5,335)	(6,583)	(441,428)
Inventory valuation	23,596	(133,299)	—	—	(109,703)
Customer returns accruals – Foreign subsidiaries	(33,416)	33,416	—	—	—
Hedge operations	(27,002)	20,698	620	13,893	8,209
Realization of other reserves	(106,120)	3,156	(7,415)	—	(110,379)
Accelerated depreciation and amortization	(492,570)	(93,828)	(441)	—	(586,839)
Other temporary differences – liabilities	(29,128)	(78,679)	45,755	(1,473)	(63,525)
Deferred taxes, net	(881,723)	105,308	18,404	819	(757,192)
	Balance at January 1, 2021	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2021
Tax losses and negative basis of social contribution	361,006	90,950	(20,455)	—	431,501
Expected credit losses on trade accounts receivable	21,418	6,424	(1,583)	—	26,259
Provisions for contingencies	96,790	7,555	(6,839)	—	97,506
Present value adjustment	5,680	2,529	(44)	—	8,165
Tax credits	9,817	3,603	—	18	13,438
Biological assets	11,511	(3,695)	(1)	—	7,815
Labor accident accruals	40,262	(1,058)	(1)	—	39,203
Pension plan	33,686	(2,673)	(12)	(9,324)	21,677
Trade accounts payable accrual	181,471	75,552	—	—	257,023
Share-based payments	253	(246)	(7)	—	—
Non-deductible interest	481	5,411	2	—	5,894
Right of use assets	7,809	(1,391)	(346)	—	6,072
Other temporary differences – assets	98,252	(40,107)	(4,706)	—	53,439
Goodwill amortization	(697,073)	(52,388)	43,816	—	(705,645)
Present value adjustment – Trade accounts payable	304	(6,497)	178	—	(6,015)
Business combinations	(323,680)	18,301	9,158	(177,194)	(473,415)
Customer return accruals	(32,679)	(737)	—	—	(33,416)
Inventory valuation	(97,093)	120,673	—	16	23,596
Hedge operations(3)	279	(16,565)	3,895	(14,611)	(27,002)
Realization of other reserves	(116,908)	2,846	7,942	—	(106,120)
Accelerated depreciation and amortization	(417,396)	(75,196)	22	—	(492,570)
Other temporary differences – liabilities	(68,697)	25,222	14,522	(175)	(29,128)
Deferred taxes, net	(884,507)	158,513	45,541	(201,270)	(881,723)

(1)      Changes in the deferred tax assets and liabilities that do not directly impact the statement of income. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Group; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and, gains associated with pension and other postretirement benefit obligations in the United States of America; and impacts related to the acquisitions of the King´s group in Italy and Rivalea in Australia.

(2)      The hedge and hedge accounting operations are demonstrated in footnote 27 — Risk management and financial instruments.

b.      Reconciliation of income tax and social contribution expense:

	2023	2022	2021
Accounting result before taxation	(259,728)	3,553,493	5,062,768
Brazilian statutory corporate tax rate	(34)%	(34)%	(34)%
Expected tax benefit (expense)	88,308	(1,208,188)	(1,721,341)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	3,243	4,013	5,840
Non-taxable tax benefits(1)	461,726	447,843	165,051
Difference of tax rates on taxable income from foreign subsidiaries	(16,299)	317,989	509,139
Transfer pricing adjustments	(12,265)	(34,145)	(5,782)
Profits taxed by-foreign jurisdictions(3)	(203,986)	(266,049)	(241,922)
Deferred income tax not recognized	(372,932)	94,238	(155,877)
Withholding tax expense	—	(172)	—
Non-taxable interest – Foreign subsidiaries	140,284	129,703	108,072
Donations and social programs expenses(4)	(7,524)	(114)	(2,572)
SELIC interest on tax credits(2)	6,521	5,127	51,650
Double Jurisdiction Taxation	—	35,138
Other permanent differences	40,917	64,661	43,612
Current and deferred income tax benefit (expense)	127,993	(409,956)	(1,244,130)

Current income tax	(69,460)	(515,264)	(1,402,643)
Deferred income tax	197,453	105,308	158,513
	127,993	(409,956)	(1,244,130)
Effective income tax rate	49.28%	(11.54)%	(24.57)%

(1)      The Group and its subsidiaries recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2023, the Group recorded the amount of government subsidies in the amount of US$1,400,450 (US$1,316,255 for the year ended December 31, 2022), of which US$582,488 of presumed credit (US$548,901 for the year ended December 31, 2022) and US$817,962 of reduction and exemption from ICMS, (US$767,354 for the year ended December 31, 2022) excluded from its calculation basis for income tax and social contribution. The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2023 of US$198,433 referring to the presumed credit (US$186,658 for the year ended December 31, 2022) and US$278,639 of exemption and base reduction (US$258,538 for the year ended December 31, 2022).

(2)      Recognition of the income tax exemption on interest income on tax credits, due to a ruling of the STF (Federal Court of Justice), on September 23, 2021.

(3)      According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(4)      Refers to the donations, as described in Note 26 — Expenses by nature.

Global Minimum Tax:    The Organization for Economic Cooperation and Development — OECD is an international organization made up of 38 member countries that work on establishing international standards seeking solutions to a series of social, economic, and environmental challenges, from improving economic performance, creating jobs to promoting solid education and combating international tax avoidance.

Regarding the fight against tax avoidance, the BEPS (Base Erosion Profit Shifting) project was created in 2013, which is an initiative of the G20 (Group of twenty countries with the largest economies) together with the OECD, aimed at implementing 15 measures to combat tax avoidance, improve the coherence of international tax rules, and ensure a more transparent tax environment on the international stage and to avoid the abuse of tax norms that result in erosion of the tax base, mainly through profit shifting to destinations with more favorable taxation or no taxation.

Pillar II is part of one of OECD’s most recent initiatives, known as BEPS 2.0, is intended to address tax issues related to changes in business models in a globalized environment. The goal of Pillar II is to create a global minimum taxation system for multinational companies with an annual global turnover exceeding (EUR) 750 million, aiming to implement a balance in the global income tax collection of these companies, which may consist of additional taxation for economic groups. In short, this additional taxation aims to ensure the payment of a minimum effective global rate of 15%, per jurisdiction, where the multinational group operates.

Starting in 2024, Pillar II rules come into effect in various countries, impacting Brazilian multinationals and their subsidiaries groups operating in these jurisdictions. During the initial three years, transition rules (Safe Harbor) simplify the calculations of the effective rate per jurisdiction, enabling adaptation to the affected multinational groups.

Although the implementation of Pillar II offers uncertainties in the Brazilian legal system, the Group and its subsidiaries are monitoring the potential impacts that this new rule may bring to the Group.

During 2023, the Group conducted Safe Harbor analysis using 2022 financial data for the 27 jurisdictions where the Group operates. The results of this preliminary analysis indicate that some countries within the Group may be subject to the additional payment of income tax under the rules of Pillar II. However, the percentage of additional payment cannot be accurately estimated as of the time the issuance of these Financial Statements, particularly due to the fact that the impact of Pillar 2 will be based on 2024 results, which cannot yet be known.

Additionally, due to uncertainties of measurement and impacts, the Group decided to apply the exception of recognition and disclosure of information on deferred tax assets and liabilities related to income taxes of Pillar II until more definitive information is available.